LEASES (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of leases [Line Items]
Minimum operating lease payments recognised as expense	CAD 40,176	CAD 53,655
Not later than one year [member]
Disclosure Of leases [Line Items]
Minimum operating lease payments recognised as expense	10,716	12,683
Later than one year and not later than three years [member]
Disclosure Of leases [Line Items]
Minimum operating lease payments recognised as expense	19,129	21,087
Later than four years and not later than five years [member]
Disclosure Of leases [Line Items]
Minimum operating lease payments recognised as expense	10,303	18,228
Later than five years [member]
Disclosure Of leases [Line Items]
Minimum operating lease payments recognised as expense	CAD 28	CAD 1,657